CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Admissions	$ 349,414		$ 373,793		$ 1,580,401		$ 1,471,627		$ 1,405,389
Concession	172,396		179,820		771,405		696,754		642,326
Other	25,963		25,205		121,725		111,232		93,429
Total revenues	547,773		578,818		2,473,531		2,279,613		2,141,144
Cost of operations
Film rentals and advertising	179,992		195,415		845,107		798,606		769,698
Concession supplies	28,000		28,451		123,471		112,122		97,484
Salaries and wages	58,469		58,492		247,468		226,475		221,246
Facility lease expense	69,618		68,562		281,615		276,278		255,717
Utilities and other	68,752		66,509		280,670		259,703		239,470
General and administrative expenses	37,212		33,561		146,442		125,428		107,015
Depreciation and amortization	39,032	[1]	36,816	[1]	147,675	[1]	154,449	[1]	143,508	[1]
Impairment of long-lived assets	844		185		3,031		7,033		12,538
(Gain) loss on sale of assets and other	(342)		836		12,168		8,792		(431)
Total cost of operations	481,577		488,827		2,087,647		1,968,886		1,846,245
Operating income	66,196		89,991		385,884		310,727		294,899
Other income (expense)
Interest expense	(32,606)	[2]	(32,133)	[2]	(123,665)	[2]	(123,102)	[2]	(112,444)	[2]
Interest income	803		1,767		6,373		8,108		6,105
Foreign currency exchange gain (loss)	1,330		1,865		2,086		(219)		1,054
Loss on early retirement of debt					(5,599)		(4,945)		(3)
Distributions	(2,290)		(2,658)		(7,470)		(7,125)		(5,486)
Dividend income							54
Loss on marketable securities-RealD							(12,610)
Equity in income (loss) of affiliates	2,421		1,790		13,109		5,651		(3,438)
Total other expense	(21,949)		(18,680)		(86,884)		(102,902)		(85,368)
Income before income taxes	44,247		71,311		299,000		207,825		209,531
Income taxes	10,831		28,121		126,216		73,872		58,601
Net income	33,416		43,190		172,784		133,953		150,930
Less: Net income attributable to noncontrolling interests	468		772		2,471		2,025		3,543
Net income attributable to Cinemark USA, Inc.	32,948		42,418		170,313		131,928		147,387
National CineMedia LLC
Other income (expense)
Distributions	$ 6,103		$ 8,031		$ 20,812		$ 24,161		$ 23,358

[1]	Includes amortization of favorable/unfavorable leases.
[2]	Includes amortization of debt issue costs.